Basic and diluted net (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted net (loss)/income per share
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net (loss)/income per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

(Amounts expressed in thousands of USD, except	Years ended December 31,
for number of shares and per share data)	2019	2020	2021
Numerator:
Net (loss)/income	(53,415)	(14,140)	1,108
Less: Net loss attributable to the non-controlling interest	(246)	(300)	(83)
Net (loss)/income attributable to Xunlei Limited’s common shareholders	(53,169)	(13,840)	1,191
Numerator of basic net (loss)/income per share	(53,169)	(13,840)	1,191
Numerator for diluted net (loss)/income per share	(53,169)	(13,840)	1,191
Denominator:
Denominator for basic net (loss)/income per share ‑ weighted average shares outstanding	337,845,675	337,429,601	334,707,559
Denominator for diluted net (loss)/income per share	337,845,675	337,429,601	335,969,780
Basic net( loss)/ income per share	(0.1574)	(0.0410)	0.0036
Diluted net (loss)/income per share	(0.1574)	(0.0410)	0.0035